Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Property and Equipment [Abstract]
Summary of Property and Equipment
May 31, 2015
Land	$43
Automobiles and trucks	843
Buildings	1,215
Office, laboratory, farm and warehouse equipment and furniture	11,628
Leasehold improvements	5,659
19,388
Less accumulated depreciation	(17,019)
Property and equipment, net	$2,369

	As of August 31,
	2014	2013
Land	$43	$43
Automobiles and trucks	1,113	796
Buildings	1,215	3,180
Office, laboratory, farm and warehouse equipment and furniture	12,718	14,792
Leasehold improvements	5,659	5,716
	20,748	24,527
Less accumulated depreciation	(17,752)	(19,894)
Property and equipment, net	$2,996	$4,633